Intangible Assets - Additional Information (Detail) - USD ($)			12 Months Ended
	Nov. 11, 2019	Jul. 05, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognized	$ 23,000,000	$ 73,400	$ 23,073,400	$ 0
Recoverable amount of intangible assets			$ 0
Computer Software
Disclosure Of Intangible Assets [Line Items]
Estimated useful lives			3 years